NOTE 7 - CONVERTIBLE PROMISSORY NOTES / RELATED AND NON-RELATED PARTIES: Schedule of promissory notes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Unamortized Discount	$ 0	$ 17,812
Debt Instrument, Unamortized Premium	0	219,998
Accrued interest	34,639	8,347
Promissory Note
Debt Instrument, Face Amount	290,000	300,000
Debt Instrument, Unamortized Discount	0	(17,812)
Debt Instrument, Unamortized Premium	0	219,998
Long-term Debt, Gross	290,000	502,186
Accrued interest	$ 27,596	$ 7,787